ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE SPECTRUM INCOME FUND
Unaudited	†	Percent of		March 31, 2006
PORTFOLIO OF INVESTMENTS (1)		Net Assets	Shares	Value
(Cost and value in $000s)
BOND MUTUAL FUNDS 75.8%
T. Rowe Price New Income Fund		22.7%	101,242,090	890,930
T. Rowe Price High Yield Fund		18.2	103,129,893	715,722
T. Rowe Price GNMA Fund		12.4	52,163,400	487,728
T. Rowe Price International Bond Fund		10.8	45,823,581	425,701
T. Rowe Price Short-Term Bond Fund		4.9	41,239,728	191,765
T. Rowe Price Emerging Markets Bond Fund		2.6	7,495,700	102,691
T. Rowe Price Corporate Income Fund		2.4	9,721,068	92,059
T. Rowe Price U.S. Treasury Long-Term Fund		1.8	6,327,612	71,565
Total Bond Mutual Funds (Cost $2,949,584)				2,978,161

EQUITY MUTUAL FUNDS 18.6%
T. Rowe Price Equity Income Fund		18.6	26,878,469	728,944
Total Equity Mutual Funds (Cost $620,836)				728,944

MONEY MARKET FUNDS 5.6%
T. Rowe Price Summit Cash Reserves Fund		5.6	219,503,324	219,503
Total Short-Term Investments (Cost $219,503)				219,503

Total Investments in Securities
100.0% of Net Assets (Cost $ 3,789,923)				$3,926,608
(1) Denominated in U.S. dollars unless otherwise noted

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	3/31/06	12/31/05
T. Rowe Price
Corporate Income
Fund	$1,830	$744	$1,139	$92,059	$92,976
T. Rowe Price
Emerging Markets
Bond Fund	2,191	5,513	1,730	102,691	105,772
T. Rowe Price Equity
Income Fund	7,310	6,472	2,673	728,944	695,936
T. Rowe Price GNMA
Fund	8,677	4,455	5,909	487,728	490,097
T. Rowe Price High
Yield Fund	74,966	7,053	13,276	715,722	643,581
T. Rowe Price
International Bond
Fund	10,228	10,303	2,989	425,701	429,360
T. Rowe Price New
Income Fund	16,187	39,239	9,833	890,930	930,374
T. Rowe Price Short-
Term Bond Fund	2,954	1,859	1,801	191,765	191,834
T. Rowe Price Summit
Cash Reserves Fund	3,641	20,505	2,257	219,503	236,368
T. Rowe Price U.S.
Treasury Long-Term
Fund	1,905	737	752	71,565	73,954
Totals			$42,359	$3,926,608	$3,890,252

‡ Includes dividend income of $2,673 and interest income of $39,686.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM GROWTH FUND
Unaudited	†	Percent of		March 31, 2006
PORTFOLIO OF INVESTMENTS (1)		Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.0%
T. Rowe Price Growth Stock Fund		17.7%	18,566,060	548,070
T. Rowe Price Blue Chip Growth Fund		16.6	15,292,811	514,450
T. Rowe Price Equity Income Fund		16.1	18,448,250	500,317
T. Rowe Price New Horizons Fund (2)		15.4	13,514,274	478,946
T. Rowe Price International Stock Fund		9.1	17,886,494	284,038
T. Rowe Price Value Fund		9.1	11,367,818	281,354
T. Rowe Price International Growth &
Income Fund		7.4	14,698,426	229,001
T. Rowe Price Mid-Cap Value Fund		5.4	6,740,118	167,020
T. Rowe Price Emerging Markets Stock Fund		3.2	3,429,097	98,209
Total Equity Mutual Funds (Cost $2,162,034)				3,101,405

Total Investments in Securities
100.0% of Net Assets (Cost $ 2,162,034)				$3,101,405
(1) Denominated in U.S. dollars unless otherwise noted
(2) Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	3/31/06	12/31/05
T. Rowe Price Blue
Chip Growth Fund	$19,835 $	256	$-	$514,450	$480,617
T. Rowe Price
Emerging Markets
Stock Fund	2,353	4,330	-	98,209	93,220
T. Rowe Price Equity
Income Fund	31,385	285	1,832	500,317	447,967
T. Rowe Price Growth
Stock Fund	19,120	306	-	548,070	508,959
T. Rowe Price
International Growth
& Income Fund	5,491	2,702	-	229,001	206,076
T. Rowe Price
International Stock
Fund	5,491	10,288	-	284,038	272,004
T. Rowe Price Mid-Cap
Value Fund	3,922	82	-	167,020	153,886
T. Rowe Price New
Horizons Fund	11,766	192	-	478,946	418,151
T. Rowe Price Value
Fund	7,772	139	-	281,354	258,426
Totals			$1,832	$3,101,405	$2,839,306

‡ Includes dividend income of $1,832 and no interest income.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND
Unaudited	†	Percent of		March 31, 2006
PORTFOLIO OF INVESTMENTS (1)		Net Assets	Shares	Value
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.0%
T. Rowe Price International Stock Fund		42.1%	5,667,918	90,006
T. Rowe Price European Stock Fund		27.9	3,146,376	59,624
T. Rowe Price Japan Fund (2)		9.5	1,696,851	20,413
T. Rowe Price Emerging Markets Stock Fund		5.7	426,875	12,226
T. Rowe Price International Growth &
Income Fund		5.0	690,110	10,752
T. Rowe Price New Asia Fund		4.9	787,174	10,469
T. Rowe Price International Discovery Fund		3.7	169,543	8,006
T. Rowe Price Emerging Europe &
Mediterranean Fund		1.2	89,685	2,523

Total Investments in Securities
100.0% of Net Assets (Cost $ 184,864)				$214,019
(1) Denominated in U.S. dollars unless otherwise noted
(2) Non-income producing

† Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	3/31/06	12/31/05
T. Rowe Price
Emerging European &
Mediterranean Fund $	597	$635	$-	$2,523	$3,409
T. Rowe Price
Emerging Markets
Stock Fund	1,486	1,086	-	12,226	11,376
T. Rowe Price
European Stock Fund	9,162	-	-	59,624	45,381
T. Rowe Price
International
Discovery Fund	1,283	1,633	-	8,006	7,654
T. Rowe Price
International Growth
& Income Fund	10,320	-	-	10,752	-
T. Rowe Price
International Stock
Fund	16,873	8,865	-	90,006	75,263
T. Rowe Price Japan
Fund	3,242	-	-	20,413	16,697
T. Rowe Price New
Asia Fund	5,157	-	-	10,469	4,479
Totals			$-	$214,019	$164,259

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SPECTRUM FUNDS
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Spectrum Fund, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act) as a nondiversified, open-end management investment company. Spectrum Growth Fund, Spectrum Income Fund, and Spectrum International Fund (collectively, the Spectrum Funds) are three portfolios established by the corporation.

Each Spectrum Fund diversifies its assets within set limits among specific underlying T. Rowe Price funds (underlying Price funds). Spectrum Growth seeks long-term capital appreciation and growth of income, with current income a secondary objective. Spectrum Income seeks a high level of current income with moderate share price fluctuation. Spectrum International seeks long-term capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation

Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. One of the underlying Price funds held by Spectrum International, the T. Rowe Price Japan Fund, is not open on certain days when Spectrum International is open. On such days, a net asset value per share is computed for the Japan Fund solely for purposes of valuing Spectrum International. The net asset value is computed in the normal manner using the most recent yen-denominated closing prices and exchange rates on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds’ Board of Directors.

Investment Transactions

Purchases and sales of the underlying Price funds are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes and net unrealized gain (loss) on investments was as follows:

	Spectrum	Spectrum	Spectrum
	Growth	Income	International
Cost	$2,162,034,000	$3,789,923,000	$184,864,000
Unrealized appreciation	939,371,000	173,474,000	29,848,000
Unrealized depreciation	-	(36,789,000)	(693,000)
Net unrealized appreciation (depreciation)	939,371,000	136,685,000	29,155,000

NOTE 3 - RELATED PARTIES

The Spectrum Funds do not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the Spectrum Funds may represent a significant portion of an underlying Price fund's net assets. At March 31, 2006, Spectrum Growth and Spectrum International Funds each held less than 25% of the outstanding shares of any underlying Price fund; Spectrum Income Fund held approximately 44.5% of the outstanding shares of the Corporate Income Fund, 39.5% of the outstanding shares of the GNMA Fund, 33.3% of the outstanding shares of the U.S. Treasury Long-Term Fund, and 25.5% of the International Bond Fund. For the period ended March 31, 2006, realized gain/loss on affiliated companies was $9,332,000 for Spectrum Growth Fund, $3,377,000 for Spectrum Income Fund, and $1,606,000 for Spectrum International Fund.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Spectrum Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006